Intangible Assets, Net - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)
Disclosure of detailed information about intangible assets [abstract]
Intangible assets		$ 30,024,934		$ 1,202,625	$ 20,350,819
Expenses related to unsuccessful wells	$ 33,966,315	$ 21,021,660	$ 22,296,103